Other Receivables and Current Assets - Schedule of Other Receivables and Current Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Current:
Prepaid social insurance	$ 2,122	$ 603
Prepaid expenses	239,162	200,761
Prepaid promotion service fees	400,000
Workshop consumables and production materials	457,729
Other receivables	3,288	14,678
Total other receivables and current assets	1,102,301	216,042
Non-Current:
Prepaid promotion service fees, net of current portion	200,000
Deposits for Workshop Consumables and Production Materials		690,135
Total other non-current assets	$ 200,000	$ 690,135